Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash, Cash Equivalents, and Restricted Cash, Including Discontinued Operations [Roll Forward]
Cash and cash equivalents	$ 338,064	$ 19,652	$ 19,449	$ 18,777	$ 26,504
Restricted cash	86,559	64,609	63,430	60,289	50,442
Cash, cash equivalents, and restricted cash	$ 424,623	$ 84,261	$ 82,879	$ 79,066	$ 76,946